Liabilities Subject to Compromise (Schedule of Liabilities Subject to Compromise) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Liabilities Subject To Compromise, Debt	$ 3,273	$ 3,843
Liabilities Subject To Compromise, Accrued Interest	81	138
Liabilities Subject To Compromise, Advances And Other Payables To Affiliates	0	7
Liabilities Subject to Compromise	$ 3,354	$ 3,988